Financial instrument	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Financial instrument

8.	Financial instrument

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2024
USD
Financial assets
At amortised cost
Cash on hand	1
Financial liabilities
At amortised cost
Other payable and accrued expense	6,303

Financial risk management objectives and policies

The Company is exposed to financial risk arising from its operations and the use of financial instruments. The key financial risk is liquidity risk.

The following sections provide details regarding the Company’s exposure to the above-mentioned financial risks and the objectives, policies and processes for the management of the risk.

Liquidity risk

Liquidity risk is the risk that the Company encounters difficulty in meeting its obligations due to shortage of funds. The Company’s exposure to liquidity risk arises primarily from other payables.

The Company’s funding requirements and liquidity risk are managed with the objective of meeting business obligations on a timely basis. The Company manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

All financial liabilities of the Company are assessed as current and correspondingly, no detailed maturity analysis is deemed necessary.

Fair values of financial instruments

The carrying amounts of short-term payable and cash and cash equivalents approximate their fair value due to the relatively short-term nature of these financial instruments and insignificant impact of discounting.

8.	Financial instrument

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

30.9.2024
USD (Unaudited)
Financial assets
At amortised cost
Cash on hand	1
Financial liabilities
At amortised cost
Other payable and accrued expense	4,303

Financial risk management objectives and policies

The Company is exposed to financial risk arising from its operations and the use of financial instruments. The key financial risk is liquidity risk.

The following sections provide details regarding the Company’s exposure to the above-mentioned financial risks and the objectives, policies and processes for the management of the risk.

Liquidity risk

Liquidity risk is the risk that the Company encounters difficulty in meeting its obligations due to shortage of funds. The Company’s exposure to liquidity risk arises primarily from other payables.

The Company’s funding requirements and liquidity risk are managed with the objective of meeting business obligations on a timely basis. The Company manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

All financial liabilities of the Company are assessed as current and correspondingly, no detailed maturity analysis is deemed necessary.

Fair values of financial instruments

The carrying amounts of short-term payable and cash and cash equivalents approximate their fair value due to the relatively short-term nature of these financial instruments and insignificant impact of discounting.

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Financial instrument

29.	Financial instrument

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	2024	2023
	Restated
	USD	USD
Financial assets
Fair value through profit or loss
Other investments	-	-

At amortised cost
Trade receivables	74,016	20,887
Other receivables and deposits	200,920	269,414
Amount due from associates	2,145	2,463
Cash and bank balances	460,467	261,814

	2,230,503	554,578

(Forward)

29.	Financial instrument (Cont’d)

	2024	2023
	Restated
	USD	USD

Financial liabilities
At amortised cost
Trade payables	175,599	139,240
Other payables and accruals	849,451	159,232
Amount due to directors	3,610,711	2,190,149
Hire purchase liabilities	7,260	18,862
Lease liabilities	500,308	501,535

	4,448,711	3,009,018

Financial risk management objectives and policies

The Group is exposed to financial risk arising from its operations and the use of financial instruments. The key financial risks include credit risk and liquidity risk.

The following sections provide details regarding the Group’s exposure to the above-mentioned financial risks and the objectives, policies and processes for the management of those risks.

(i)	Credit risk

Credit risk is the risk of a financial loss to the Group that may arise if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Group’s exposure to credit risk mainly from trade receivables, other receivables and refundable deposits and amount due from associates.

The management has in place a credit procedure to monitor and minimises the exposure of default. Receivables are monitored on a regular and an ongoing basis. Credit evaluations are performed on all customers requiring credit over certain amount.

For cash and cash equivalents, the Group minimises credit risk by dealing exclusively with high credit rating counterparties.

The Group provides advances to associates. The Group monitors the results of the associates regularly.

Exposure to credit risk

The carrying amount of the financial assets recorded on the consolidated statement of financial position at the end of the reporting period represents the Group’s maximum exposure to credit risk in relation to financial assets. No financial assets carry a significant exposure to credit risk.

29.	Financial instrument (Cont’d)

(ii)	Liquidity risk

Liquidity risk is the risk that the Group encounters difficulty in meeting its obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from trade payables, other payables and accruals, amounts due to directors, hire purchase liabilities and lease liabilities.

The Group’s funding requirements and liquidity risk are managed with the objective of meeting business obligations on a timely basis. The Group manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

Analysis of financial instruments by remaining contractual maturities

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments:

	Weighted average effective interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
		Restated	Restated	Restated	Restated
	%	USD	USD	USD	USD

2024
Non-interest bearing:
Trade payables		175,599	175,599	-	175,599
Other payables and accruals		849,451	849,451	-	849,451
Amount due to directors		3,610,711	3,610,711	-	3,610,711

Interest bearing:
Hire purchase liabilities	4.55	7,260	7,384	-	7,384
Lease liabilities	7.04	500,308	329,071	202,421	531,492

		5,143,329	4,972,216	202,421	5,174,637

2023
Non-interest bearing:
Trade payables		139,240	139,240	-	139,240
Other payables and accruals		159,232	159,232	-	159,232
Amount due to directors		2,190,149	2,190,149	-	2,190,149

Interest bearing:
Hire purchase liabilities	4.55	18,862	11,715	7,810	19,525
Lease liabilities	7.04	501,535	350,528	179,198	529,726

		3,009,018	2,850,864	187,008	3,037,872

Fair values of financial instruments

The fair values of other investment are measured at fair value in the statements of financial position as at the end of the reporting period using Level 3 inputs for the purpose of fair value hierarchy in accordance with the generally accepted pricing model based on the net asset value of the investments.

The carrying amounts of short-term receivables and payables and cash and cash equivalents approximate their fair value due to the relatively short-term nature of these financial instruments and insignificant impact of discounting.

The fair value of hire purchase liabilities and lease liabilities are determined by discounting the relevant cash flows using current interest rates for similar instruments as at the end of the financial reporting period.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Financial instrument
8.	Financial instrument

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2024
USD
Financial liabilities
At amortised cost
Other payable and accrued expense	6,441

Financial risk management objectives and policies

The Company is exposed to financial risk arising from its operations and the use of financial instruments. The key financial risk is liquidity risk.

The following sections provide details regarding the Company’s exposure to the above-mentioned financial risks and the objectives, policies and processes for the management of the risk.

Liquidity risk

Liquidity risk is the risk that the Company encounters difficulty in meeting its obligations due to shortage of funds. The Company’s exposure to liquidity risk arises primarily from other payables.

The Company’s funding requirements and liquidity risk are managed with the objective of meeting business obligations on a timely basis. The Company manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

All financial liabilities of the Company are assessed as current and correspondingly, no detailed maturity analysis is deemed necessary.

Fair values of financial instruments

The carrying amounts of short-term payable and cash and cash equivalents approximate their fair value due to the relatively short-term nature of these financial instruments and insignificant impact of discounting.

29.	Financial instrument

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	30.9.2024	30.9.2023
	USD (Unaudited)	USD (Unaudited)
Financial assets

At amortised cost
Trade receivables	341,356	492,319
Other receivables and deposits	290,397	227,681
Amount due from associates	1	158
Cash and bank balances	525,204	467,374

	1,156,957	1,187,532

(Forward)

29.	Financial instrument (Cont’d)

	30.9.2024	30.9.2023
	USD (Unaudited)	USD (Unaudited)

Financial liabilities
At amortised cost
Trade payables	470,553	521,034
Other payables and accruals	1,043,847	186,719
Amount due to directors	5,201,137	2,475,735
Hire purchase liabilities	3,098	12,242
Lease liabilities	808,446	304,478

	7,527,081	3,500,208

Financial risk management objectives and policies

The Group is exposed to financial risk arising from its operations and the use of financial instruments. The key financial risks include credit risk and liquidity risk.

The following sections provide details regarding the Group’s exposure to the above-mentioned financial risks and the objectives, policies and processes for the management of those risks.

(i)	Credit risk

Credit risk is the risk of a financial loss to the Group that may arise if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Group’s exposure to credit risk mainly from trade receivables, other receivables and refundable deposits and amount due from associates.

The management has in place a credit procedure to monitor and minimises the exposure of default. Receivables are monitored on a regular and an ongoing basis. Credit evaluations are performed on all customers requiring credit over certain amount.

For cash and cash equivalents, the Group minimises credit risk by dealing exclusively with high credit rating counterparties.

The Group provides advances to associates. The Group monitors the results of the associates regularly.

Exposure to credit risk

The carrying amount of the financial assets recorded on the consolidated statement of financial position at the end of the reporting period represents the Group’s maximum exposure to credit risk in relation to financial assets. No financial assets carry a significant exposure to credit risk.

29.	Financial instrument (Cont’d)

(ii)	Liquidity risk

Liquidity risk is the risk that the Group encounters difficulty in meeting its obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from trade payables, other payables and accruals, amounts due to directors, hire purchase liabilities and lease liabilities.

The Group’s funding requirements and liquidity risk are managed with the objective of meeting business obligations on a timely basis. The Group manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

Analysis of financial instruments by remaining contractual maturities

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments:

	Weighted average effective interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
	%	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)

30.9.2024
Non-interest bearing:
Trade payables		470,553	470,553	-	470,553
Other payables and accruals		1,043,847	1,043,847	-	1,043,847
Amount due to directors		5,201,137	5,201,137	-	5,201,137

Interest bearing:
Hire purchase liabilities	4.55	3,098	3,098	-	3,098
Lease liabilities	7.04	808,446	145,435	663,011	808,446

		7,566,219	6,864,070	663,011	7,527,081

30.9.2023
Non-interest bearing:
Trade payables		521,034	521,034	-	521,034
Other payables and accruals		186,719	186,719	-	186,719
Amount due to directors		2,475,735	2,475,735	-	2,475,735

Interest bearing:
Hire purchase liabilities	4.55	12,242	12,242	-	12,242
Lease liabilities	7.04	304,478	184,600	119,878	304,478

		3,500,208	3,380,330	119,878	3,500,208

Fair values of financial instruments

The fair values of other investment are measured at fair value in the statements of financial position as at the end of the reporting period using Level 3 inputs for the purpose of fair value hierarchy in accordance with the generally accepted pricing model based on the net asset value of the investments.

The carrying amounts of short-term receivables and payables and cash and cash equivalents approximate their fair value due to the relatively short-term nature of these financial instruments and insignificant impact of discounting.

The fair value of hire purchase liabilities and lease liabilities are determined by discounting the relevant cash flows using current interest rates for similar instruments as at the end of the financial reporting period.